Cash and cash equivalents - Schedule of Detailed Information of Cash and Cash Equivalents (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Cash and cash equivalents - Schedule of Detailed Information of Cash and Cash Equivalents (Details) [Line Items]
Cash and cash equivalents	¥ 81,154	$ 11,605	¥ 126,614
Aggregate continuing and discontinued operations [Member]
Cash and cash equivalents - Schedule of Detailed Information of Cash and Cash Equivalents (Details) [Line Items]
Cash on hand and at banks	80,346		124,413
Deposits held at licensed payment platforms	1,877		2,290
Cash and cash equivalents	82,223		126,703
Disposal groups classified as held for sale [Member]
Cash and cash equivalents - Schedule of Detailed Information of Cash and Cash Equivalents (Details) [Line Items]
Cash and cash equivalents	¥ 1,069		¥ 89